SHARE-BASED COMPENSATION PLAN - Amounts recognized in the financial Statements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities and equity
Provision for phantom stock plan	R$ 136,505	R$ 124,318
Capital reserves	6,416,864	674,221
Income Statement
Total general and administrative expenses from share-based transactions	(47,268)	(131,609)	R$ (33,713)
Stock options granted
Liabilities and equity
Capital reserves	5,979
PSO
Liabilities and equity
Provision for phantom stock plan	136,505	124,318
Income Statement
Total general and administrative expenses from share-based transactions	(46,389)	(126,439)	(32,192)
Common stock option plan
Income Statement
Total general and administrative expenses from share-based transactions	(879)	(5,170)	R$ (1,521)
Common stock option plan | Stock options granted
Liabilities and equity
Capital reserves	R$ 5,979	R$ 5,100